Equity (Details) - Schedule of issued and outstanding share capital	12 Months Ended
Dec. 31, 2021 shares
Schedule of issued and outstanding share capital [Abstract]
Balance at January 1, 2021	1,036,774
Issuance of shares to a consultant	6,000
Issuance of share capital – March 2021 Financing Round (Note 19g)	916,316
Exercise of November 2020 warrants (Note 17e)	1,004,494
Exercise of pre-funded warrants	118,156
Exercise of March 2021 Series A warrants (Note 17g)	10,000
Balance at December 31, 2021	3,091,740